Earnings Per Share (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	16,000	14,000	12,500
Share price	$ 33.14	$ 28.75	$ 29.05